Investments in associates and joint ventures - Schedule of BCE Associates and Joint Ventures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of associates [line items]
Total current assets	$ 7,544		$ 7,544		$ 7,407
Total non-current assets	73,498		73,498		72,758
Total current liabilities	(10,296)		(10,296)		(12,856)
Total non-current liabilities	(46,568)		(46,568)		(43,999)
Investments in associates and joint ventures	1,509		1,509		396
Operating revenues	6,176	$ 6,085	12,344	$ 12,015
Net earnings	629	644	1,296	1,327
Total for all joint ventures | Total for all associates
Disclosure of associates [line items]
Investments in associates and joint ventures	1,509		1,509		396
BCE’s share of net earnings (loss)	7	(1)	10	(1)
Associates And Joint Ventures
Disclosure of associates [line items]
Total current assets	813		813		647
Total non-current assets	6,232		6,232		826
Total current liabilities	(740)		(740)		(595)
Total non-current liabilities	(438)		(438)		(135)
Net assets	5,867		5,867		$ 743
Operating revenues	488	392	981	771
Expenses	(459)	(397)	(941)	(774)
Net earnings	$ 29	$ (5)	$ 40	$ (3)